Derivative financial instrument (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments - Not designated as Hedging Instruments - Balance Sheet Location (Table)

		2022		2021
Derivative	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Interest rate swap	Derivative financial Instruments, Current	$22,544	—	$555	—
Interest rate swap	Derivative financial Instruments, non- Current	12,333	—	8,269	—
Total		$34,877	—	$8,824	—

Derivative Financial Instruments - Not designated as Hedging Instruments - Net effect on the Consolidated Statements of Comprehensive Income (Table)

	Net Realized and Unrealized Gain /(Loss) Recognized on Statement of Comprehensive Income Location
Derivative		Amount
		2022	2021
Interest rate swap	Gain /(Loss) on derivative instruments	$33,655	$10,104
Total		$33,655	$10,104